Other non-current liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other non-current liabilities [Abstract]
Accrued pension liabilities	$ 55	$ 43
Long term portion of deferred mobilization revenues	225	130
Other non-current liabilities	8	15
Total other non-current liabilities	$ 288	$ 188